Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net sales	$ 1,496,963	$ 1,720,273	$ 2,376,225
Cost of sales	1,329,406	1,503,647	2,050,249
Gross profit	167,557	216,626	325,976
Selling, general, and administrative expenses	238,641	266,164	292,464
Income (loss) from operations	(71,084)	(49,538)	33,512
Interest income	2,348	1,164	1,079
Interest expense	(2,541)	(685)	(612)
Other income, net	2,759	5,280	1,758
Impairment of equity method investment		(2,281)
Loss from equity method investment			(7,374)
Gain from sales of investment	6,835	1,669
Gain from disposal of a subsidiary			2,043
Change in fair value of warrants liabilities	11	1,063	61
Income (loss) before provision for income taxes	(61,672)	(43,328)	30,467
Provision for (benefit from) income taxes	(2,682)	14,101	(5,795)
Net income (loss)	$ (58,990)	$ (57,429)	$ 36,262
Basic earnings (loss) per share (in Dollars per share)	$ (0.16)	$ (0.15)	$ 0.1
Diluted earnings (loss) per share (in Dollars per share)	$ (0.16)	$ (0.15)	$ 0.08
Weighted average shares used in computation of earnings (loss) per share:
Basic (in Shares)	378,557	373,067	366,651
Diluted (in Shares)	378,557	373,067	432,250